FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
5.	Fair Value Measurements

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at March 31, 2014

	Level 1	Level 2	Level 3	Total

Derivative Liability	$—	$—	$409	$409

Fair Value Measurements at December 31, 2013

	Level 1	Level 2	Level 3	Total

Derivative Liability	$—	$—	$5,859	$5,859

For certain convertible note obligations, the Company is required to measure and record a related derivative liability, representing the estimated fair value of any embedded conversion options. The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liabilities from December 31, 2013 to March 31, 2014:

Debenture issuance date	October 2, 2013	October 2, 2013	September 6, 2013	October 2, 2013	October 2, 2013	September 6, 2013	October 2, 2013	September 6, 2013	October 2, 2013	October 2, 2013	September 6, 2013	October 2, 2013	October 2, 2013	Total
Number of shares issued (000 omitted)	2,778	2,083	16,667	10,083	1,028	7,500	139	6,806	3,750	13,264	3,889	5,208	1,667
Debenture principal	$111	$83	$667	$403	$41	$300	$6	$272	$150	$531	$156	$208	$67	$2,995
Fair value of debenture at conversion date (1)	$204	$115	$1,333	$811	$46	$498	$9	$388	$171	$591	$220	$301	$97	$4,784

Date of valuation (conversion)	October 2, 2013	February 20, 2014	January 30, 2014	January 30, 2014	March 31, 2014	February 5, 2014	February 10, 2014	March 6, 2014	March 20, 2014	March 31, 2014	February 12, 2014	February 12, 2014	March 4, 2014
Dividend yield (per share)	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%

Exercise price	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04
Volatility (annual)	134%	136%	136%	132%	133%	138%	134%	134%	131%	133%	134%	134%	132%
Risk-free rate	0.07%	0.08%	0.06%	0.0006	0.0009	0.0007	0.001	0.0008	0.0009	0.0007	0.0009	0.009	0.0008
Remaining life (years)	0.66	0.61	0.60	0.67	0.51	0.58	0.64	0.50	0.54	0.51	0.56	0.64	0.58

The following table are the Level 3 Weighted Average reports associated with the derivative liabilities at March 31, 2014:

Exercise Price	$0.04
Volatility	129.00%
Risk-free Rate	0.07%
Contractual Life	0.50
Dividend Yield	0.0%

Derivative Liability
December 31, 2013	$5,859
Conversion of 8% senior convertible debentures to common stock (1)	(4,784)
Change in fair value	(666)
March 31, 2014	$409

(1)	The $4,784 was included with the debt discount in the statement of equity as result of the conversions of the convertible debt.

4.	Fair Value Measurements

Accounting standards have been issued which define fair value, establishes a market-based framework or hierarchy for measuring fair value and expands disclosures about fair value measurements. The standard is applicable whenever another accounting pronouncement requires or permits assets and liabilities to be measured at fair value. The standard does not expand or require any new fair value measures; however its application may change current practice.

Fair value is defined under the standard as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The standard also establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value:

⋅	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market
⋅
Level 2 — inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability

⋅	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013 and 2012, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at December 31, 2013

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$—	$—
Derivative Liability	—	—	5,859,170	5,859,170

Total fair value	$—	$—	$5,859,170	$5,859,170

Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$232,988	$232,988
Derivative Liability	—	—	26,893	26,893

Total fair value	$—	$—	$259,881	$259,881

The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liabilities from January 1, 2012 to December 31, 2013:

	Warrant Liability	Derivative Liability	Total
December 31, 2011	283,931	140,706	424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes	—	4,044,349	4,044,349
Change in fair value	(48,912)	(4,158,162)	(4,207,074)
December 31, 2012	232,988	26,893	259,881
Issuance of convertible notes	—	8,582,295	8,582,295
Reclass to additional paid in capital	—	(2,711,816)	(2,711,816)
Change in fair value	(232,988)	(38,202)	(271,190)
December 31, 2013	—	$5,859,170	$5,859,170

As of December 31, 2013 and 2012, the fair value of the warrant liability was $0 and $232,988, respectively. The changes in fair value for the years ended December 31, 2013 and 2012 of $232,988 and $48,912, respectively, have been recorded in the accompanying statements of operations as a component of other income (expense). The fair value of the warrants at December 31, 2013 and 2012 were determined using the Black-Scholes model with the following assumptions:

	2013	2012
Annualized volatility	331% - 335%	275% - 624%
Contractual life (years)	.04	.5
Expected dividends	0%	0%
Risk-free investment rate	0.62 - 0.91%	0.12 - .014%

Derivative liability

A number of the Company’s convertible notes contain embedded derivatives wherein their automatic conversion, which is contingent upon a future equity raise, can accelerate the realization of the expected payout for each note. This feature creates the possibility of a greater than expected return for the note holder and thus a higher than expected liability for the Company. The value of this feature was estimated for each note using the probability expected return method, in which the payout of distinct potential early conversion scenarios was discounted to the present using the expected IRR of the note and compared with the present value of the note if held to maturity. Probabilities were applied to the value of early conversion in each scenario to arrive at a probability-weighted value of the early conversion feature.

For certain convertible note obligations, the Company is required to measure and record a related derivative liability, representing the estimated fair value of any embedded conversion options. As of December 31, 2013 and December 31, 2012, the fair value of the derivative liability was $5,859,170 and $26,893, respectively. The changes in fair value for the twelve months ended December 31, 2013 and December 31, 2012 is $38,000, and $436,095,  have been recorded in the accompanying statements of operations as a component of other income (expense).